Share Based Compensation - Share Options Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Granted (shares)	3,792,160	4,155,375
Vested and expected to vest (shares)	10,310,800
Compensation expense	$ 12,014	$ 9,937	$ 20,021
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (usd per share)	$ 2.24	$ 4.91	$ 7.82
Unrecognized stock based compensation	$ 8,900
Weighted average vesting period (in years)	3 years 1 month 9 days
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized stock based compensation	$ 3,900
Weighted average vesting period (in years)	2 years 9 months 21 days
Granted (shares)		1,602,500
Options forfeited (shares)	222,500	222,500
Vested and expected to vest (shares)	120,000	80,000
Accelerated expense	$ 300
Compensation expense	$ 1,100	$ 1,400